Deferred income taxes	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax [Abstract]
Deferred income taxes
Deferred income taxes

	Accelerated tax depreciation	Other temporary differences	Tax losses	Retirement benefit obligations	Total
	$M	$M	$M	$M	$M
At January 1, 2016	(11.0)	5.1	4.7	13.3	12.1
Credited/(charged) to consolidated income statement	0.1	(2.1)	0.9	(1.2)	(2.3)
Credited to other comprehensive income	—	—	—	4.3	4.3
Exchange difference	—	(0.2)	(0.5)	(1.7)	(2.4)
At December 31, 2016	(10.9)	2.8	5.1	14.7	11.7
Credited/(charged) to consolidated income statement	5.2	(1.0)	—	0.6	4.8
Charged to other comprehensive income	—	(0.6)	—	(5.2)	(5.8)
Credited to equity	—	0.6	—	—	0.6
Exchange difference	—	0.2	0.3	0.8	1.3
At December 31, 2017	(5.7)	2.0	5.4	10.9	12.6

The amount of deferred income taxes accounted for in the Group balance sheet, after the offset of balances within countries for financial reporting purposes, comprised the following deferred income tax assets and liabilities:

	December 31, 2017	December 31, 2016
	$M	$M
Deferred income tax liabilities	(3.6)	(4.9)
Deferred income tax assets	16.2	16.6
Net deferred income tax assets	12.6	11.7

At the balance sheet date, the Group has unrecognized deferred income tax assets relating to certain trading and capital losses and other temporary differences of $13.3 million (2016: $12.3 million) potentially available for offset against future profits. No deferred income tax assets have been recognized in respect of this amount because of the unpredictability of future qualifying profit streams in the relevant entities. Of the total unrecognized deferred income tax assets of $13.3 million (2016: $12.3 million), $10.3 million (2016: $8.8 million) relates to losses that can be carried forward indefinitely under current legislation and the remaining $3.0 million (2016: $3.5 million) are due to expire between 2028 and 2034.
At the balance sheet date, there were unremitted earnings of overseas subsidiaries and joint ventures and associates of $42.4 million (2016: $54.9 million), for which there are no deferred income tax liabilities recognized or unrecognized (2016: $nil).
The 2017 deferred tax credit includes a non-cash accounting adjustment of $6.0 million following the enactment of U.S. tax reform on December 22, 2017. The non-cash adjustment is due to the reduction in the U.S. federal corporate income tax rate from 35% to 21%, which necessitated a re-measurement of the existing U.S. deferred tax position in 2017.